Transactions With Related Parties - Additional Information - Interchart (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended
	Jul. 11, 2014	Feb. 25, 2014 USD ($)	Feb. 25, 2014 EUR (€)	Jun. 30, 2014
Transactions with Related Parties [Abstract]
Payment to acquire business		$ 200
Shares to acquire business	54,104,200	22,598	22,598
Percentage of ownership in Interchart acquired		33.00%	33.00%
Annual lump sum fee		$ 685	€ 500
Exchange rate EUR/USD				1.37
Fair value per share transferred		$ 14.51